Related Parties - Additional Information (Detail) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 BRL (R$) aircraft	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 29, 2020 BRL (R$)	Mar. 02, 2020	Sep. 02, 2016
Shareholder
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current	R$ 12,789	R$ 16,973	R$ 12,789
Shareholder | LIBOR 3 months
Disclosure of transactions between related parties [line items]
Variable spread on interest rate						2.30%
Aguia Branca Participacoes SA
Disclosure of transactions between related parties [line items]
Technology services acquired		51	50
Caprioli Turismo Ltd
Disclosure of transactions between related parties [line items]
Ticket sales contract, line of credit, lending capacity		20
Breeze Aviation Group
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current				R$ 24,167
Number of aircraft subleased | aircraft	28
Sublease arrangement, related party transaction, shareholders approval rate					97.00%
Former shareholder
Disclosure of transactions between related parties [line items]
Loan agreement receivable, non current	R$ 30,347	R$ 39,339	R$ 30,347